CONCENTRATIONS (Details Textual)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Customer Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | Customer One
Concentration Risk, Percentage	35.00%	63.00%
Customer Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | Customer Two
Concentration Risk, Percentage	18.00%
Supplier Concentration Risk [Member] | Cost Of Sales [Member] | Major Supplier One [Member]
Concentration Risk, Percentage	21.00%	22.00%
Supplier Concentration Risk [Member] | Cost Of Sales [Member] | Major Supplier Two [Member]
Concentration Risk, Percentage	12.00%	10.00%